Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended				0 Months Ended
	Jun. 30, 2013 Segment	Mar. 31, 2014	Jun. 30, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Credit Card [Member]	Jun. 30, 2012 Credit Card [Member]	Nov. 05, 2013 Scenario, Forecast [Member] Series B-3 convertible preferred stock [Member]	Mar. 31, 2014 Research and development-related [Member]	Jun. 30, 2013 Research and development-related [Member]	Mar. 31, 2013 Research and development-related [Member]	Jun. 30, 2012 Research and development-related [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments	1
Convertible preferred stock, shares issued								58,817
Proceeds from issuance of convertible stock								$ 10,722
Restricted cash equivalents			50
Accounts payable	792	1,253	118			7	7
Property and equipment, estimated useful life				3 years	7 years
Intangible assets, estimated useful life				8 years	20 years
Advance payments									614	444	350	63
Deferred financing costs		$ 1,748